Stockholders' Equity, Equity Line of Credit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 21, 2025
Stockholders' Equity [Abstract]
Gross proceeds from issuance of common shares		$ 13,664	$ 0	$ 0
Net of issuance costs		$ 1,501	$ 0	$ 0
Common Shares [Member]
Stockholders' Equity [Abstract]
Shares issued (in shares)	[1]	372,441
Common Shares [Member] | Equity Line Purchase Agreement [Member]
Stockholders' Equity [Abstract]
Maximum amount of shares that can be sold					$ 30,000
Maximum number of shares registered for resale (in shares)					15,500,000
Shares issued (in shares)		132,179
Gross proceeds from issuance of common shares		$ 4,645
Net of issuance costs		$ 882

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)